Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2021	$ 8,557
Lease modifications and other remeasurements	(18)
Sold - discontinued operations (note 3)	(2,000)
Depreciation expense	(736)	$ (2,264)
Effect of foreign exchange differences	(89)
Reclassified to assets held for sale (note 3)	(3,864)
Net book value at June 30, 2021	1,850
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2021	8,086
Lease modifications and other remeasurements	(8)
Sold - discontinued operations (note 3)	(1,717)
Depreciation expense	(642)
Effect of foreign exchange differences	(78)
Reclassified to assets held for sale (note 3)	(3,791)
Net book value at June 30, 2021	1,850
Production and Laboratory Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2021	426
Lease modifications and other remeasurements	1
Sold - discontinued operations (note 3)	(272)
Depreciation expense	(83)
Effect of foreign exchange differences	(6)
Reclassified to assets held for sale (note 3)	(66)
Other
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value as at January 1, 2021	45
Lease modifications and other remeasurements	(11)
Sold - discontinued operations (note 3)	(11)
Depreciation expense	(11)
Effect of foreign exchange differences	(5)
Reclassified to assets held for sale (note 3)	$ (7)